Share capital and Contributed Surplus - Disclosure of Canadian Compensation Options (Details)	12 Months Ended
	Sep. 30, 2023 CAD ($) $ / $ Year share $ / shares	Sep. 30, 2023 $ / shares	Sep. 30, 2022 share $ / shares	Sep. 30, 2021 share $ / shares	Sep. 30, 2020 share $ / shares
Disclosure of classes of share capital [line items]
Number outstanding | share	389,907		57,108	59,536	28,838
Exercise price, warrants | $ / shares	$ 2.49		$ 0.78	$ 0.74	$ 0.24
Compensation option [Member]
Disclosure of classes of share capital [line items]
Number outstanding | $	50,848
Exercise price | $ / shares		$ 4.13
Forward Exchange Rate | $ / $	1.356
Share price | $ / shares	$ 4.2
Expected life | Year	1
Dividend | $	$ 0
Volatility	90.00%
Risk free rate	4.38%
Fair value per compensation option | $	$ 2.46
Compensation warrant [Member]
Disclosure of classes of share capital [line items]
Exercise price, warrants | $ / shares		$ 5
Forward Exchange Rate | $	1.3483
Expected life, warrants | Year	2.5
Volatility, warrants	75.00%
Risk-free interest rate, warrants	3.15%